UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Cincinnati Casualty Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         Fabruary 7, 2011
------------------------        ---------------         ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                       1
                                                   ------

Form 13F Information Table Entry Total                 21
                                                   ------

Form 13F Information Table Value Total             63,969
                                                   ------
                                                (thousands)


List of Other Included Managers:

No.      File No.               Name
01       028-10798              Cincinnati Financial Corporation

                                 Column 2     Column 3  Column 4         Column 5            Column 6    Column 7      Column 8
                                                                                           Investment
          Issuer             Title of Class    Cusip   FMV (000)  Shares/Principal SH/PRN     Dis        Oth Mgrs Sole  Shared  None
AUTOMATIC DATA PROCESSING        COMMON     053015103      3,332      72,000         SH    SHARED-OTHER     01      -    72,000   -
BLACKROCK INC                    COMMON     09247X101      1,906      10,000         SH    SHARED-OTHER     01      -    10,000   -
CLOROX COMPANY                   COMMON     189054109        949      15,000         SH    SHARED-OTHER     01      -    15,000   -
DOVER CORP                       COMMON     260003108      5,261      90,000         SH    SHARED-OTHER     01      -    90,000   -
DUKE ENERGY CORP                 COMMON     26441C105      3,542     198,900         SH    SHARED-OTHER     01      -   198,900   -
EMERSON ELECTRIC CO              COMMON     291011104      5,145      90,000         SH    SHARED-OTHER     01      -    90,000   -
GENUINE PARTS CO                 COMMON     372460105        770      15,000         SH    SHARED-OTHER     01      -    15,000   -
HASBRO INC                       COMMON     418056107        991      21,000         SH    SHARED-OTHER     01      -    21,000   -
HONEYWELL INTERNATIONAL INC      COMMON     438516106      2,658      50,000         SH    SHARED-OTHER     01      -    50,000   -
INTEL CORP                       COMMON     458140100        883      42,000         SH    SHARED-OTHER     01      -    42,000   -
JOHNSON & JOHNSON                COMMON     478160104      1,546      25,000         SH    SHARED-OTHER     01      -    25,000   -
JP MORGAN CHASE                  COMMON     46625H100      1,973      46,500         SH    SHARED-OTHER     01      -    46,500   -
LINEAR TECHNOLOGY CORP           COMMON     535678106      1,245      36,000         SH    SHARED-OTHER     01      -    36,000   -
MICROCHIP TECHNOLOGY INC         COMMON     595017104      1,266      37,000         SH    SHARED-OTHER     01      -    37,000   -
MICROSOFT CORP                   COMMON     594918104      1,116      40,000         SH    SHARED-OTHER     01      -    40,000   -
NUCOR CORP                       COMMON     670346105        986      22,500         SH    SHARED-OTHER     01      -    22,500   -
PFIZER INC                       COMMON     717081103      4,139     236,400         SH    SHARED-OTHER     01      -   236,400   -
PRAXAIR INC                      COMMON     74005P104      2,387      25,000         SH    SHARED-OTHER     01      -    25,000   -
PROCTER & GAMBLE CO/THE          COMMON     742718109     12,866     200,000         SH    SHARED-OTHER     01      -   200,000   -
SPECTRA ENERGY CORP              COMMON     847560109      7,858     314,450         SH    SHARED-OTHER     01      -   314,450   -
UNITED TECHNOLOGIES CORP         COMMON     913017109      3,149      40,000         SH    SHARED-OTHER     01      -    40,000   -
                                                          63,969